Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Cash Flows from Operating Activities
Net income (loss)	$ 3,964	$ 2,365	$ 14,462
Adjustments to the profit or loss items:
Depreciation and amortization	3,611	3,237	13,808
Financial expenses, net	1,182	1,600	6,717
Cost of share-based payment	175	241	874
Taxes on income	2,649	74	(1,128)
Loss (gain) from sale of property and equipment	(8)		11
Change in employee benefit liabilities, net	16	(4)	52
Adjustments to the profit or loss items	7,625	5,148	20,334
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	(6,557)	610	(1,977)
Decrease (increase) in other accounts receivables	(671)	(516)	593
Decrease in inventories	461	4,131	9,659
Decrease in deferred expenses	94	112	476
Increase (decrease) in trade payables	(3,748)	(8,785)	1,226
Increase (decrease) in other accounts payables	(2,044)	(2,051)	1,413
Increase (decrease) in deferred revenues	34	(122)	23
Total Changes in asset and liability	(12,431)	(6,621)	11,413
Cash received (paid) during the period for:
Interest paid	(176)	(129)	(594)
Interest received	534	280	2,118
Taxes paid	(29)	(23)	(139)
Cash (paid) received during the year	329	128	1,385
Net cash provided by (used in) operating activities	(513)	1,020	47,594
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(1,468)	(2,682)	(10,740)
Proceeds from sale of property and equipment	8		1
Net cash used in investing activities	(1,460)	(2,682)	(10,739)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	46	1	7
Proceeds from issuance of ordinary shares, net
Repayment of lease liabilities	(14)	(244)	(1,251)
Repayment of long-term loans
Repayment of other long-term liabilities	(325)	(5,496)	(12,667)
Net cash used in financing activities	(293)	(5,739)	(13,911)
Exchange differences on balances of cash and cash equivalent	81	(46)	(150)
Increase (decrease) in cash and cash equivalents	(2,185)	(7,447)	22,794
Cash and cash equivalents at the beginning of the period	78,435	55,641	55,641
Cash and cash equivalents at the end of the period	76,250	48,194	78,435
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	352	306	3,304
Purchase of property and equipment and Intangible assets	$ 1,103	$ 905	$ 1,955